Share capital (Details 2) - Stock Option [Member] - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Statement [Line Items]
Stock-based compensation pertaining to general and administrative expenses	$ 1,280,372	$ 187,586	$ 1,394,966	$ 402,025
Stock-based compensation pertaining to research and development expenses	145,272	247,388	312,724	640,459
Total	$ 1,425,644	$ 434,974	$ 1,707,690	$ 1,042,484